Share-based payment reserve - Assumption and Valuation of share based expenses (Details) - ZAR (R)			12 Months Ended
	Jun. 30, 2021	Jun. 01, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity			R 1,927,000,000	R 1,946,000,000	R 1,659,000,000
Tier 1 - Eligible Inzalo participants
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity			R 567,000,000	642,000,000	628,000,000
Vesting period		3 years
ESOP - Tier 1 to SOL
Share-based payment transaction
Number of SOL shares			2,082,520
Weighted average fair value on grant date	R 481.50		R 481.50
Expense from equity-settled share-based payment transactions - recognized directly in equity			R 304,000,000
ESOP - Tier 1 to SOLBE1
Share-based payment transaction
Number of SOLBE1 shares			2,396,048
Weighted average fair value on grant date	370.00		R 370.00
Expense from equity-settled share-based payment transactions - recognized directly in equity			R 263,000,000
Tier 2 - Qualifying employees
Share-based payment transaction
Number of Sasol Khanyisa shares			27,136,679
Weighted average fair value on grant date	R 64.53		R 64.53
Expense from equity-settled share-based payment transactions - recognized directly in equity			R 318,000,000	R 426,000,000	R 324,000,000
Remaining vesting period	2 years 7 months 6 days
Strike price	R 290.52
Tier 2 - Qualifying employees | Minimum
Share-based payment transaction
Vesting period		3 years
Tier 2 - Qualifying employees | Maximum
Share-based payment transaction
Vesting period		10 years